SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
(Wells Fargo Advantage Intrinsic Value Fund)

The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:

4th Quarter 2008 -20.22%

SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
(Wells Fargo Advantage Intrinsic Value Fund)

The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:

4th Quarter 2008 -20.22%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 8, 2011
Prospectus Date	rr_ProspectusDate	Dec 8, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
(Wells Fargo Advantage Intrinsic Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock
The Administrative Class prospectus is supplemented to include the following performance information for the Wells Fargo Advantage Intrinsic Value Fund on page 21:

Lowest Quarter:

4th Quarter 2008 -20.22%

(Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2011 is -10.23%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd Quarter 2009 +18.19%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th Quarter 2008 -20.22%
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)